Leases (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Balance at beginning	€ 8,322	€ 800
Payment of lease liabilities	(760)	(445)
New leases	3,072	7,303
Revaluations	151	708
Derecognition		(44)
Interest expense	530	32
Interest paid	(530)	(32)
Balance at ending	€ 10,785	€ 8,322